RISK MANAGEMENT (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Interest and similar income	R$ 101,217	R$ 101,353	R$ 72,246
Net trading gains/(losses) realized and unrealized	239,876	(366,167)	(397,142)
Total	341,093	(264,814)	(324,896)
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	12,982	9,230	54,132
Net trading gains/(losses) realized and unrealized	86,749	1,341	(85,905)
Total	99,731	10,571	(31,773)
Financial assets at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Interest and similar income	88,235	92,123	18,114
Net trading gains/(losses) realized and unrealized	153,127	(367,508)	(311,237)
Total	R$ 241,362	R$ (275,385)	R$ (293,123)